Interest-bearing Loans and Borrowings (Tables)	12 Months Ended
Dec. 31, 2022
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Summary of Loans and Borrowings Outstanding

	2022	2021
	$m	$m
Bank overdrafts	94	111
Bank loans	420	430
Bonds	9,118	9,946
Other Debt	4	-
Interest-bearing loans and borrowings	9,636	10,487

Summary of maturity profile for loans, borrowings and undrawn committed facilities

	As at 31 December 2022		As at 31 December 2021
	Loans and borrowings	Undrawn committed facilities	Loans and borrowings	Undrawn committed facilities
	$m	$m	$m	$m
Within one year	1,491	-	549	19
Between one and two years	688	-	1,422	-
Between two and three years	1,202	-	676	-
Between three and four years	799	3,736	1,277	-
Between four and five years	890	9	845	3,964
After five years	4,566	-	5,718	-
Total	9,636	3,745	10,487	3,983